Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Except for awards under the 2025 Plan, all awards granted to our named executive officers are granted under a stockholder-approved plan. All stock options are granted at an exercise price at or above the closing market price of our Common Stock on the date of grant. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

Award Timing Method	Except for awards under the 2025 Plan, all awards granted to our named executive officers are granted under a stockholder-approved plan. All stock options are granted at an exercise price at or above the closing market price of our Common Stock on the date of grant.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.
MNPI Disclosure Timed for Compensation Value	false